Frontier MFG Global Sustainable Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Germany - 4.1%
SAP SE	6,188	$1,204,741

Spain - 3.1%
Aena SME SA	4,731	931,235

Switzerland - 11.2%
Nestle SA	19,904	2,113,220
Novartis AG	12,252	1,186,957
		3,300,177

Taiwan, Province of China - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,438	1,011,940

United Kingdom - 5.1%
Reckitt Benckiser Group PLC	16,432	935,772
Unilever PLC	11,240	564,116
		1,499,888

United States - 70.6%(a)
Alphabet, Inc. - Class C(b)	13,973	2,127,529
Amazon.com, Inc.(b)	7,976	1,438,710
American Express Co.	2,734	622,504
American Tower Corp.	6,021	1,189,689
Booking Holdings, Inc.	336	1,218,968
Dollar General Corp.	7,446	1,162,023
Eversource Energy	20,704	1,237,478
Intercontinental Exchange, Inc.	8,794	1,208,560
Mastercard, Inc. - Class A	2,486	1,197,183
McDonald's Corp.	2,150	606,193
Meta Platforms, Inc. - Class A	2,788	1,353,797
Microsoft Corp.	5,298	2,228,975
Mondelez International, Inc. - Class A	7,549	528,430
Salesforce, Inc.	957	288,229
The Coca-Cola Co.	9,379	573,807
U.S. Bancorp	20,729	926,586
UnitedHealth Group, Inc.	2,441	1,207,563
Visa, Inc. - Class A	3,114	869,055
Yum! Brands, Inc.	6,446	893,738
		20,879,017
TOTAL COMMON STOCKS (Cost $21,369,061)		28,826,998

TOTAL INVESTMENTS - 97.5% (Cost $21,369,061)		$28,826,998
Money Market Deposit Account - 3.1%(c)		910,002
Liabilities in Excess of Other Assets - (0.6)%		(180,127)
TOTAL NET ASSETS - 100.0%		$29,556,873

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 4.21%.

Frontier MFG Global Sustainable Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

04/02/2024	GBP	201,552	USD	254,232	Northern Trust Securities, Inc.	$164
						$164

Frontier MFG Global Sustainable Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$28,826,998	$–	$–	$28,826,998
Total Assets	$28,826,998	$–	$–	$28,826,998

Other Financial Instruments*:
Assets
Forwards	$–	$164	$–	$164
Total Assets	$–	$164	$–	$164

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for country classifications.

Frontier MFG Core Infrastructure Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Australia - 4.5%
APA Group	763,804	$4,185,923
Atlas Arteria Ltd.	933,532	3,242,423
Transurban Group	1,507,045	13,081,084
		20,509,430

Belgium - 1.1%
Elia Group SA/NV	45,645	4,924,426

Canada - 13.9%
Algonquin Power & Utilities Corp.	434,462	2,745,557
Brookfield Renewable Corp. - Class A	110,744	2,717,604
Canadian Utilities Ltd. - Class A	124,212	2,828,940
Emera, Inc.	173,252	6,097,171
Enbridge, Inc.	383,078	13,843,467
Fortis, Inc.	291,440	11,515,166
Hydro One Ltd.	356,067	10,383,261
TC Energy Corp.	335,774	13,494,915
		63,626,081

Chile - 0.2%
Aguas Andinas SA - Class A	3,344,924	976,401

France - 5.9%
Getlink SE	335,576	5,712,949
Groupe ADP	58,915	8,078,558
Vinci SA	104,647	13,407,858
		27,199,365

Germany - 0.7%
Fraport AG Frankfurt Airport Services Worldwide(a)	56,977	3,003,416

Hong Kong - 1.6%
Power Assets Holdings Ltd.	1,278,659	7,482,219

Italy - 5.6%
ACEA SpA	128,258	2,272,061
Enav SpA	345,387	1,445,773
Italgas SpA	509,295	2,967,055
Snam SpA	1,981,741	9,355,923
Terna SpA	1,185,206	9,794,563
		25,835,375

Mexico - 3.0%
Grupo Aeroportuario del Centro Norte SAB de CV	205,357	2,022,874
Grupo Aeroportuario del Pacifico SAB de CV - Class B	259,254	4,178,598
Grupo Aeroportuario del Sureste SAB de CV - Class B	164,061	5,186,951
Promotora y Operadora de Infraestructura SAB de CV	232,288	2,464,912
		13,853,335

Netherlands - 0.7%
Koninklijke Vopak NV	78,988	3,044,785

New Zealand - 1.6%
Auckland International Airport Ltd.	926,957	4,624,318
Chorus Ltd.	265,066	1,217,817
Vector Ltd.	624,675	1,444,331
		7,286,466

Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA	383,975	911,356

Spain - 10.7%
Aena SME SA	70,432	13,863,610
Cellnex Telecom SA	367,085	12,977,932
Enagas SA	161,431	2,397,318
Ferrovial SE	355,432	14,065,277
Redeia Corp. SA	332,702	5,672,994
		48,977,131

Switzerland - 0.9%
Flughafen Zuerich AG	18,278	4,146,675

United Kingdom - 5.7%
National Grid PLC	1,019,125	13,711,817
Pennon Group PLC	162,226	1,325,777
Severn Trent PLC	183,782	5,729,415
United Utilities Group PLC	418,127	5,430,426
		26,197,435

United States - 40.1%(b)
ALLETE, Inc.	12,451	742,578
Alliant Energy Corp.	60,109	3,029,494
Ameren Corp.	62,303	4,607,930
American Electric Power Co., Inc.	111,077	9,563,730
American States Water Co.	9,482	684,980
American Tower Corp.	47,765	9,437,886
American Water Works Co., Inc.	45,999	5,621,538
Atmos Energy Corp.	33,814	4,019,470
Avangrid, Inc.	92,785	3,381,085
Avista Corp.	11,347	397,372
Black Hills Corp.	15,397	840,676
California Water Service Group	13,139	610,701
CenterPoint Energy, Inc.	142,515	4,060,252
Chesapeake Utilities Corp.	1,671	179,298
CMS Energy Corp.	69,656	4,203,043
Consolidated Edison, Inc.	79,583	7,226,932
Crown Castle Corp.	85,243	9,021,267
Dominion Energy Corp.	186,602	9,178,952
DTE Energy Co.	46,521	5,216,865
Duke Energy Corp.	101,563	9,822,158
Entergy Corp.	50,907	5,379,852
Essential Utilities, Inc.	64,864	2,403,211
Evergy, Inc.	55,070	2,939,637
Eversource Energy	79,891	4,775,085
Exelon Corp.	229,684	8,629,228
FirstEnergy Corp.	138,142	5,335,044
IDACORP, Inc.	12,205	1,133,722
MGE Energy, Inc.	8,425	663,216
Middlesex Water Co.	6,365	334,163
NiSource, Inc.	100,092	2,768,545
Northwest Natural Holding Co.	7,085	263,704
NorthWestern Energy Group, Inc.	8,752	445,739
OGE Energy Corp.	49,066	1,682,964
ONE Gas, Inc.	12,810	826,629
Pinnacle West Capital Corp.	25,465	1,902,999
PNM Resources, Inc.	14,776	556,169
Portland General Electric Co.	17,663	741,846
PPL Corp.	172,287	4,743,061
Public Service Enterprise Group, Inc.	114,445	7,642,637
SBA Communications Corp.	24,764	5,366,359
Sempra	130,958	9,406,713
SJW Group	7,267	411,240
Spire, Inc.	12,582	772,157
The Southern Co.	138,637	9,945,818
WEC Energy Group, Inc.	72,687	5,969,056
Xcel Energy, Inc.	131,090	7,046,087
		183,931,088
TOTAL COMMON STOCKS (Cost $350,287,456)		441,904,984

CLOSED END FUNDS - 1.4%	Shares	Value
Republic of Korea - 0.6%
Macquarie Korea Infrastructure Fund	276,621	2,634,192

United Kingdom - 0.8%
HICL Infrastructure PLC	1,209,455	1,929,511
International Public Partnerships Ltd.	1,135,987	1,777,892
		3,707,403
TOTAL CLOSED END FUNDS (Cost $7,233,292)		6,341,595

TOTAL INVESTMENTS - 97.8% (Cost $357,520,748)		$448,246,579
Money Market Deposit Account - 2.1%(c)		9,654,882
Other Assets in Excess of Liabilities - 0.1%		321,643
TOTAL NET ASSETS - 100.0%		$458,223,104

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 4.21%.

Frontier MFG Core Infrastructure Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$441,904,984	$–	$–	$441,904,984
Closed End Funds	6,341,595	–	–	6,341,595
Total Assets	$448,246,579	$–	$–	$448,246,579

Refer to the Schedule of Investments for country classifications.

Frontier HyperiUS Global Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
France - 7.4%
Hermes International SCA	278	$709,614
Kering SA	552	218,171
LVMH Moet Hennessy Louis Vuitton SE	466	419,139
		1,346,924

Luxembourg - 4.9%
Spotify Technology SA(a)	3,410	899,899

Netherlands - 4.7%
ASML Holding NV	885	858,866

United States - 80.6%(b)
Airbnb, Inc. - Class A(a)	3,618	596,825
Alphabet, Inc. - Class A(a)	2,834	427,736
Amazon.com, Inc.(a)	9,023	1,627,569
Block, Inc.(a)	12,306	1,040,842
Costco Wholesale Corp.	937	686,474
Intuit, Inc.	1,175	763,750
Intuitive Surgical, Inc.(a)	1,178	470,128
Mastercard, Inc. - Class A	1,402	675,161
Meta Platforms, Inc. - Class A	1,687	819,173
Microsoft Corp.	3,579	1,505,757
Palantir Technologies, Inc. - Class A(a)	27,541	633,718
Roku, Inc. - Class A(a)	2,878	187,559
Salesforce, Inc.	1,703	512,910
ServiceNow, Inc.(a)	1,991	1,517,939
Tesla, Inc.(a)	10,198	1,792,706
Visa, Inc. - Class A	2,575	718,631
Workday, Inc. - Class A(a)	2,972	810,613
		14,787,491
TOTAL COMMON STOCKS (Cost $14,058,978)		17,893,180

TOTAL INVESTMENTS - 97.6% (Cost $14,058,978)		$17,893,180
Money Market Deposit Account - 2.2%(c)		411,158
Other Assets in Excess of Liabilities - 0.2%		39,661
TOTAL NET ASSETS - 100.0%		$18,343,999

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 4.21%.

Frontier HyperiUS Global Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$17,893,180	$–	$–	$17,893,180
Total Assets	$17,893,180	$–	$–	$17,893,180

Refer to the Schedule of Investments for country classifications.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser uses its Valuation Committee to make any required fair value determinations.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.